SUBSEQUENT EVENTS (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 19, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Common share dividends		$ 743	$ 700
Dividends per common share declared (in dollars per share)		$ 1.24	$ 1.17
Subsequent Event
Subsequent Event [Line Items]
Common share dividends	$ 188
Dividends per common share declared (in dollars per share)	$ 0.3142